Judgements Payable (Details Narrative)	9 Months Ended
Sep. 30, 2012
Sebaco Siete, S.A. v. Omega Realty Partners, LLC, et.al.
Litigation description	Sebaco Siete, S.A. v. Omega Realty Partners, LLC, et. al. 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 06-11204 CA 13 FJ. A default judgment against impleader defendants in the amount of $1,564,832 was filed in 2009.
Jorge Ramos v. Omega Capital Funding, LLC, et.al.
Litigation description	Jorge Ramos v. Omega Capital Funding, LLC, et. al. in the circuit court of the 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 07-38288 CA 09. A final summary judgment was filed in 2009 in the amount of $85,000.
Luxury Home LLC v. Omega et.al.
Litigation description	Luxury Home LLC v. Omega et. al. Case No.: CV2011-004554. A default judgment in the amount of $651,116 was filed in 2012 for a previous year's claim.